DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
May 31, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000
Sales at a single point in time
Sales of containers and recycled materials	8,112	7,372	8,249
Services	411	1,073	1,136

	8,523	8,445	9,385

Sales over time
Rental	-	-	9

	8,523	8,445	9,394

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following table:

	For the Financial Years Ended May 31,
	2026	2025	2024
	$’000	$’000	$’000

Singapore	7,495	7,424	7,907
Indonesia	754	665	877
Malaysia and other countries	274	356	610

	8,523	8,445	9,394